PROPERTY, EQUIPMENT AND SOFTWARE	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE

8. PROPERTY, EQUIPMENT AND SOFTWARE

As of June 30, 2026 and December 31, 2025, property, equipment and software consist of:

	June 30, 2026	December 31, 2025
	(Unaudited)
Office buildings	$4,114,534	$3,997,682
Electronic equipment, furniture and fixtures	4,141,384	3,925,955
Media display equipment	971,453	943,864
Purchased software	9,628,645	9,355,192
Motor vehicle	11,561	11,770
Total	18,867,577	18,234,463
Less: accumulated depreciation	(13,655,996)	(12,564,247)
Property, equipment and software, net	$5,211,581	$5,670,216

Depreciation expenses for the six months ended June 30, 2026 and 2025 were approximately $0.7 million and $0.8 million, respectively.

Management regularly evaluates property, equipment and software for impairment, if an event occurs or circumstances change that would potentially indicate that the carrying amount of the property, equipment and software exceeded its fair value.

Company’s office buildings, with net carrying value of approximately $2.4 million, are used as collateral for its bank loans.